SCHEDULE OF DETAILED INFORMATION ABOUT RESERVES WITHIN EQUITY (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Authorized [Member]
IfrsStatementLineItems [Line Items]
Authorized shares, description	unlimited	unlimited
Issued And Paid [Member]
IfrsStatementLineItems [Line Items]
Authorized shares, description	183,605	179,922